Other income (Details Narrative) - INR (₨)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
IfrsStatementLineItems [Line Items]
[custom:GainOnTerminationAndRentConcessionOfLeases]	₨ 33,238,000	₨ 27,241,000
Covid Nineeteen [Member]
IfrsStatementLineItems [Line Items]
[custom:GainOnTerminationAndRentConcessionOfLeases]	₨ 22,036